PRINCIPAL ACCOUNTING POLICIES - Foreign Currencies, Cash and Restricted Cash, Investments (Details) $ in Thousands	1 Months Ended	12 Months Ended				24 Months Ended
	Sep. 30, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) company	Dec. 31, 2018 CNY (¥) company	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Foreign Currencies
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements | $ / ¥		6.5250					6.5250
Cash and Restricted Cash
Cash		¥ 3,292,698,000		¥ 2,294,904,000		¥ 2,294,904,000	$ 504,628
Restricted cash		2,258,000		66,169,000		66,169,000	346
Total cash and restricted cash		3,294,956,000		2,361,073,000	¥ 1,974,121,000	2,361,073,000	504,974	$ 361,850	¥ 2,292,725,000
Investments
Change in fair value of listed equity securities investment		10,760,000	$ 1,649	(42,410,000)
Gain related to change in fair value		39,614,000	$ 6,071
USD
Cash and Restricted Cash
Amount of cash and restricted cash held in U.S. dollars		391,964,000		535,254,000		¥ 535,254,000	$ 60,072	$ 76,726
Equity Method Investments
Investments
Other-than-temporary impairment charge on equity method investment		0		¥ 0	0
Huali University Group Limited
Investments
Equity interest acquired (as a percent)				5.70%		5.70%		5.70%
Cost of equity securities with readily determinable fair values				¥ 201,558,000		¥ 201,558,000
Fair value of equity securities with readily determinable fair values		158,145,000		159,148,000		159,148,000
Change in fair value of listed equity securities investment		10,760,000		(42,410,000)
Other-than-temporary impairment charge		0			0
Investment in a provider of on-demand work opportunities in the United States
Investments
Other-than-temporary impairment charge				98,277,000
Human resource consulting and executive search services company in China
Investments
Gain related to change in fair value		39,614,000		0	0
Equity interest		¥ 7,500,000			¥ 25,000,000
Percentage of equity interest owned		19.30%			18.00%		19.30%
Human resource consulting and executive search services company in China | Minimum
Investments
Percentage of equity interest owned					18.00%
Technology talent assessment services provider in the United States
Investments
Equity interest					¥ 31,535,000
Percentage of equity interest owned					14.30%
Companies that provide business process outsourcing services in China
Investments
Equity interest		¥ 100,000		¥ 200,000	¥ 300,000	¥ 200,000
Percentage of equity interest owned		5.00%		5.00%	5.00%	5.00%	5.00%	5.00%
Number of companies | company				2	3
CDP Holdings, Ltd.
Investments
Equity interest				¥ 565,664,000		¥ 565,664,000
Percentage of equity interest owned				17.50%		17.50%		17.50%
Provider of tools and solutions powered by artificial intelligence
Investments
Equity interest				¥ 78,000,000		¥ 78,000,000
Percentage of equity interest owned				19.50%		19.50%		19.50%
Recruiting platform that focuses on gig and hourly services workers within the on-demand labor market in the United States
Investments
Equity interest				¥ 20,157,000		¥ 20,157,000
Percentage of equity interest owned				3.00%		3.00%		3.00%
Online recruitment platform focused on flexible employment opportunities in the hotel industry in China
Investments
Equity interest		¥ 17,500,000
Percentage of equity interest owned		19.60%					19.60%
Investment fund | Equity Method Investments
Investments
Amount paid for investments					¥ 75,000,000
Ownership interest (as a percent)					5.00%
Another investment fund | Equity Method Investments
Investments
Amount paid for investments				¥ 25,000,000	¥ 25,000,000	¥ 50,000,000
Ownership interest (as a percent)					25.00%
Golden Finance
Investments
Available-for-sale debt securities	¥ 126,716,000
Available-for-sale debt securities, percentage of equity interest	15.00%	10.80%					10.80%
Realized gain on sale of debt securities					¥ 61,070,000